Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt, Current portion	$ 89,169	$ 88,946
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	89,169	88,946
Deutsche Bank Nederland (a) [Member]
Long-term debt, Current portion	14,741	13,250
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	14,741	13,250
Deutsche Bank Nederland (b) [Member]
Long-term debt, Current portion	14,741	16,009
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	14,741	16,009
Credit Suisse (c) [Member]
Long-term debt, Current portion	8,170	19,099
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	8,170	19,099
Credit Suisse (d) [Member]
Long-term debt, Current portion	8,170	17,351
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	8,170	17,351
Credit Suisse (e) [Member]
Long-term debt, Current portion	20,110	0
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	20,110	0
First Business Bank (f) [Member]
Long-term debt, Current portion	23,237	23,237
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	$ 23,237	$ 23,237